Shareholder Report, Average Annual Return (Details) 195056_Column Small Cap Fund_TF_TSR Annual {TF}	12 Months Ended	33 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Column Small Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Column Small Cap Fund
Average Annual Return, Percent	17.74%	13.88%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	20.38%	22.08%
Russell 2000 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Average Annual Return, Percent	26.46%	19.57%